As filed with the Securities and Exchange	Registration No. 333-70600
Commission on July 17, 2013	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
POST-EFFECTIVE AMENDMENT NO. [ 32 ]
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. [ ]
(Check appropriate box or boxes)

SEPARATE ACCOUNT B
(Exact name of Registrant)
ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code (610) 425-3400
J. Neil McMurdie, Senior Counsel	Nicholas Morinigo, Counsel
ING	ING
One Orange Way, C2N	1475 Dunwoody Drive
Windsor, CT 06095-4774	West Chester, PA 19308-1478
(860) 580-2824	(610) 425-3447

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement
It is proposed that this filing will become effective (check appropriate box):
X	immediately upon filing pursuant to paragraph (b) of Rule 485
on	pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485
on	pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group and Individual Deferred Variable Annuity Contract

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2013, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 32 by reference to Registrant’s filing under Rule 485(b) as filed on April 16, 2013 and under Rule
497(e) as filed on May 16, 2013.

A supplement dated July 17, 2013 to the Prospectus is included in Part A of this Post-Effective
Amendment No. 32.

Supplement Dated July 17, 2013
To The Current Prospectus For:

ING Rollover ChoiceSM Variable Annuity

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service
Center at 1-800-366-0066.

1. Important Information Regarding an Upcoming Fund Reorganization. The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the ING Pioneer
Mid Cap Value Portfolio.

The Board of Trustees of ING Investors Trust approved a proposal to reorganize the ING Pioneer Mid Cap
Value Portfolio (Class S), (the “Merging Portfolio”) with and into the ING Large Cap Value Portfolio
(Class S), (the “Surviving Portfolio”). In connection with the upcoming reorganization, the ING Large Cap
Value Portfolio (Class S) will be added as an available investment option under your contract.

Subject to shareholder approval, the reorganization is expected to take place on or about September 6, 2013
(the “Closing Date”), resulting in a shareholder of the Merging Portfolio becoming a shareholder of the
Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolio will no longer be available under the contract.

Prior to the Closing Date, you may reallocate your contract value in the Merging Portfolio to another investment portfolio currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Merging Portfolio on the Closing Date will be placed in the Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Closing Date all future allocations directed to the Merging Portfolio will be automatically allocated to the Surviving Portfolio. You may provide alternative instructions by calling our Customer Service Center at the number above.

Information about the ING Large Cap Value Portfolio. The following chart provides summary information for the Surviving Portfolio and is added to Appendix B of your Contract Prospectus. More detailed information can be found in the current prospectus and Statement of Additional Information for that fund.

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
ING Large Cap Value Portfolio	Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.
LLC

All references in the prospectus to the Merging Portfolio and Surviving Portfolio are changed accordingly.

X.70600-13A	Page 1 of 2	July 2013

2.	The section titled “Same-Sex Marriages” in your prospectus is deleted and replaced with the following:

Same-Sex Marriages. Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act
(“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S.
Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are now available to a same-sex spouse, there are still unanswered questions regarding the scope and impact of the Windsor decision.
Consequently, if you are married to a same-sex spouse you should contact a qualified tax adviser regarding your spouse’s rights and benefits under the contract described in this prospectus and your particular tax situation.

X.70600-13A	Page 2 of 2	July 2013

SEPARATE ACCOUNT B
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
Financial Statements:
(a)(1)	Incorporated by reference in Part A:
Condensed Financial Information
(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2012
	-	Statements of Operations for the year ended December 31, 2012
	-	Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011
	-	Notes to Financial Statements
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Operations for the years ended December 31, 2012, 2011 and
2010
	-	Balance Sheets as of December 31, 2012 and 2011
	-	Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2012, 2011 and 2010
	-	Statements of Cash Flows for the years ended December 31, 2012, 2011 and
2010
	-	Notes to Financial Statements

(b) Exhibits
(1)		Resolution of the Board of Directors of ING USA Annuity and Life Insurance
Company authorizing the establishment of the Registrant · Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600;
811-5626).
(2)		Not applicable
(3.1)		Amendment to and Restatement of the Distribution Agreement between ING USA and Directed Services, Inc. effective January 1, 2004 · Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 9, 2004 (File Nos. 333-90516).
(3.2)		Master Selling Agreement · Incorporated by reference to Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange Commission on May 12, 2006 (File Nos. 333-70600).
(3.3)		Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING USA Annuity and Life Insurance Company
· Incorporated herein by reference to Post-Effective Amendment No. 55 to a
Registration Statement on Form N-4 (File No 333-28679), as filed on April 6, 2011.

(3.4)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING USA Annuity and Life
Insurance and Company · Incorporated herein by reference to Post-Effective
Amendment No. 55 to a Registration Statement on Form N-4 (File No. 333-28679), as
filed on April 6, 2011.
(4.1)	Variable Annuity Group Master Contract (GA-MA-1102) · Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on December
11, 2001 (File Nos. 333-70600).
(4.2)	Variable Annuity Contract (GA-IA-1102) · Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on December 11, 2001 (File No.
333-70600).
(4.3)	Variable Annuity Certificate (GA-CA-1102) · Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on December 11, 2001
(File No. 333-70600).
(4.4)	GET Fund Rider (GA-RA-1085) · Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on December 11, 2001 (File No.
333-70600).
(4.5)	Section 72 Rider · Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the
Securities and Exchange Commission on December 11, 2001 (File No. 333-70600).
(4.6)	Waiver of Surrender Charge Rider · Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on December 11, 2001 (File No.
333-70600).
(4.7)	Simple Retirement Account Rider · Incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on Form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File No. 033-23351).
(4.8)	403(b) Rider · Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 15, 2003 (File No. 033-23351).
(4.9)	Individual Retirement Annuity Rider · Incorporated herein by reference to Post-
Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 15, 2003 (File No. 033-23351).

(4.10)	ROTH Individual Retirement Annuity Rider · Incorporated herein by reference to
Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File No. 033-23351).
(4.11)	Death Benefit Option Package Endorsement (GA-RA-1117) · Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-
4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on August 1, 2003 (File No. 333-70600).
(4.12)	Company Address and Name Change Endorsement · Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for
ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on February 13, 2004 (File No. 333-28679).
(4.13)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Life Pay)
(IU-RA-3023) · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 20, 2006 (File No. 333-70600).
(4.14)	Sample Schedule Page Entries for Minimum Guaranteed Withdrawal Benefit Rider
with Reset (Life Pay) (IU-RA-3023) · Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on July 20, 2006 (File No. 333-
70600).
(4.15)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint Life
Pay) (IU-RA-3029) · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 for Separate Account B filed with the
Securities and Exchange Commission on July 20, 2006 (File No. 333-70600).
(4.16)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint
Life Pay) (IU-RA-3061) · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 for Separate Account B filed with the
Securities and Exchange Commission on August 15, 2007 (File No. 333-70600).
(4.17)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (Life Pay)
(IU-RA-3062) · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on August 15, 2007 (File No. 333-70600).
(4.18)	Surrender Charge Endorsement (IU-RA-3018) to Contract GA-IA-1102 and
Certificate GA-CA-1102 and Master Contract GA-MA-1102 · Incorporated by
reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-
4 for Separate Account B filed with the Securities and Exchange Commission on
April 30, 2009 (File No. 333-70600).
(4.19)	Minimum Guaranteed Income Benefit Rider (IU-RA-3030) · Incorporated by
reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-
4 for Separate Account B filed with the Securities and Exchange Commission on
April 30, 2009 (File No. 333-70600).

(4.20)	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (IU-
RA-3077) · Incorporated by reference to Post-Effective Amendment No. 25 to
Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 2009 (File No. 333-70600).
(4.21)	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (IU-
RA-3078) · Incorporated by reference to Post-Effective Amendment No. 25 to
Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 2009 (File No. 333-70600).
(4.22)	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider
(Life Pay Plus) (IU-RA-4010(DE)(RC)) · Incorporated by reference to Post-Effective
Amendment No. 25 to Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on April 30, 2009 (File No. 333-
70600).
(4.23)	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider
(Life Pay Plus) (IU-RA-4011(DE)(RC)) · Incorporated by reference to Post-Effective
Amendment No. 25 to Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on April 30, 2009 (File No. 333-
70600).
(5.1)	Variable Annuity Application (GA-CDF-1105(08/06)) · Incorporated by reference to
Post-Effective Amendment No. 16 to Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on August 3,
2006 (File No. 333-70600).
(5.2)	Variable Annuity Application (GA-CDF-1105(08/07)) · Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on August
15, 2007 (File No. 333-70600).
(5.3)	Deferred Variable Annuity Application (GA-CDF-1105(12/08)) · Incorporated by
reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-
4 for Separate Account B filed with the Securities and Exchange Commission on
April 30, 2009 (File No. 333-70600).
(6.1)	Restated Articles of Incorporation Providing for the Redomestication of Golden
American Life Insurance Company dated July 2 and 3, 2003, effective January 1,
2004 · Incorporated by reference to Company's 10-K, as filed with the SEC on March
29, 2004 (File No. 033-87270).
(6.2)	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company dated November 20, 2003, effective January 1,
2004 · Incorporated by reference to the Company's 10-K, as filed with the SEC on
March 29, 2004 (File No. 033-87270).
(6.3)	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company dated March 3 and 4,
2004, effective March 11, 2004 · Incorporated by reference to the Company's 10-Q, as filed with the SEC on May 17, 2004 (File No. 033-87270).

(6.4)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
effective January 1, 2005 · Incorporated by reference to Registrant’s Form 10-K as filed with the Securities and Exchange Commission on May 13, 2005 (File No. 33-
87270).
(6.5)	Resolution of the Board of Directors for Powers of Attorney, dated (04/23/99) ·
Incorporated by reference to Post-Effective Amendment No. 3 to a Registration
Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File No. 333-
28679).

(7)	Not applicable

(8.1)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V · Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.2)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.3)	Letter Agreement dated May 16, 2007 between Reliastar Life Insurance Company of
New York, Fidelity Distributors Corporation, Variable Insurance Products Fund,
Variable Insurance Products Fund II and Variable Insurance Products Fund V ·
Incorporated by reference to Pre-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on September 5, 2007.
(8.4)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.5)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between
Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 33 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.6)	First Amendment effective as of April 1, 2005 to Service Contract dated June 20,
2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and
amended on on April 1, 2006· Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on November 21, 2006.

(8.7)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.8)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
333-85618), as filed on February 1, 2007.
(8.9)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Directed
Services, LLC and amended on November 17, 2011 · Incorporated by reference to
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-139695), as filed on July 6, 2007, and by reference to Post-Effective Amendment
No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April
3, 2012.
(8.10)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.11)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York · Incorporated by reference to Post-Effective
Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 3, 2012.

(8.12)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.13)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust and Directed Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No.
033-23512), as filed on August 1, 2003.
(8.14)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.15)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC · Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.16)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and
Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC) to
Participation Agreement dated November 28, 2001 and amended on May 1, 2003,
November 1, 2004, April 29, 2005, August 31, 2005, December 7, 2005 and April 28,
2006 · Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-75988), as filed on April
10, 2003, and by reference to Post-Effective Amendment No. 20 to Registration
Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005, and by reference to Post-Effective Amendment No. 32 (File No. 033-81216), as filed on April
11, 2006, and by reference to Initial Registration (File No. 333-134760), as filed on
June 6, 2006.
(8.17)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company
· Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.18)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27,
2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, December 7,
2005 and April 28, 2006 · Incorporated by reference to Post-Effective Amendment
No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April
8, 2002, and by reference to Post-Effective Amendment No.28 (File No. 033-75988),
as filed on April 10, 2003, and by reference to Post-Effective Amendment No. 32
(File No. 033-81216), as filed on April 11, 2006, and by reference to Initial
Registration Statement (File No. 333-134760), as filed on June 6, 2006.
(8.19)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.
(8.20)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. and amended on December 31,
1999, February 11, 2000, May 1, 2000, February 27, 2001 and June 19, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107), as filed on
February 16, 2000, and by reference to Post-Effective Amendment No. 20 (File No.
333-01107), as filed on April 4. 2000, and by reference to Post-Effective Amendment
No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-
Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.
(8.21)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.22)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended February 11, 2000, May 1, 2000 and June 26,
2001 · Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107), as filed on April
4, 2000, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988),
as filed on April 13, 2004.
(8.23)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.24)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.25)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) · Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.26)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.27)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company, Oppenheimer Variable Annuity Account Funds and
OppenheimerFunds, Inc. · Incorporated by reference to Post-Effective Amendment
No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April
16, 1997.

(8.28)	First Amendment dated December 1, 1999 to Fund Participation Agreement between
Aetna Life Insurance and Annuity Company, Oppenheimer Variable Annuity Account
Funds and OppenheimerFunds, Inc. dated March 11, 1997 and amended on May 1,
2004 and August 15, 2007 · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000, and by reference to Post-Effective Amendment No. 39 (File No.
033-75988), as filed on April 11, 2007, and by reference to Post-Effective
Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.
(8.29)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc.
and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-
34370), as filed on April 16, 1997.
(8.30)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Pre-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.31)	Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors
Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company
of New York · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25,
2012.
(8.32)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company (Administrative) · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.33)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.34)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.

(8.35)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.36)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.37)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.38)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007 · Incorporated by reference to Post-Effective
Amendment No. 40 to Registration Statement on Form N-4 (File No. 033- 75962), as
filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File
No. 333-01107), as filed on February 15, 2008.
(8.39)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney · Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 (File No. 333-70600), as filed on April 16, 2013.

Item 25. Directors and Officers of the Depositor*
Name	Principal Business Address	Positions and Offices with Depositor
Michael S. Smith	1475 Dunwoody Drive	President and Director
West Chester, PA 19380
Mary (Maliz) E. Beams	One Orange Way	Executive Vice President and Director
Windsor, CT 06095-4774
Donald W. Britton	20 Washington Avenue South	Director
Minneapolis, Minnesota 55401
Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin, Jr.	230 Park Avenue	Director
New York, NY 10169
Ewout L. Steenbergen	230 Park Avenue	Executive Vice President, Finance and
	New York, NY 10169	Director
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Michael J. Gioffre	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Compliance Officer
Christina K. Hack	1475 Dunwoody Drive	Senior Vice President and Chief
	West Chester, PA 19380	Financial Officer
Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Diane M. McCarthy	1475 Dunwoody Drive	Senior Vice President, Finance
West Chester, PA 19380
David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Name	Principal Business Address	Positions and Offices with Depositor

Justin Smith	230 Park Avenue	Senior Vice President and Deputy
	New York, NY 10169	General Counsel

Kristi L. Cooper	909 Locust Street	Vice President and Chief Compliance
	Des Moines, IA 50309	Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

ING GROEP U.S. Insurance Holdings

6/30/2013	ING GROEP N.V. Non-Insurer (The Netherlands) No FEIN

ING Insurance Topholding N.V. Non-Insurer (The Netherlands) No FEIN

ING VERZEKERINGEN N.V. Non-Insurer (The Netherlands) No FEIN

ING INSURANCE INTERNATIONAL B.V. Non-Insurer (The Netherlands) EIN# 98-0159264

ING U.S., Inc. Non-Insurer (Delaware) 52-1222820	[1]

ING North America Insurance Corporation Non-Insurer (Delaware) 52-1317217

ING Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

ING Risk Management (Bermuda) Limited Non-Insurer (Bermuda) No FEIN Assigned

Lion Connecticut Holdings Inc. Non-Insurer (Connecticut) 02-0488491

IB Holdings LLC Non-Insurer (Virginia) 41-1983894

The New Providence Insurance Company, Limited Non-Insurer (Cayman Islands) 98-0161114

ING Financial Partners, Inc. Non-Insurer (Minnesota) 41-0945505

6/30/13	ING Investment Management LLC Non-Insurer (Delaware) 58-2361003

Page 1	ING Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

ING Investment Management (Bermuda) Holdings Limited Non-Insurer (Bermuda)

ING Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

ING Investment Management (UK) Limited Non-Insurer (United Kingdom)

ING Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

ING Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

ING Furman Selz Investments III LLC Non-Insurer (Delaware) 13-4127836 2

ING Realty Group LLC Non-Insurer (Delaware) 13-4003969

ING Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC Non-Insurer (Delaware) 13-4150600 [3]

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

ING Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

ING Capital Corporation, LLC Non-Insurer (Delaware) 86-1020892

ING Funds Services, LLC Non-Insurer (Delaware) 86-1020893

ING Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

ING Investments, LLC Non-Insurer (Arizona) 03-0402099

6/30/13	ING Life Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Page 2	Directed Services LLC Non-Insurer (Delaware) 14-1984144

ING Financial Advisers, LLC Non-Insurer (Delaware) 06-1375177

ING National Trust Non-Insurer (Minnesota) 41-1966125

Systematized Benefits Administrators, Inc. Non-Insurer (Connecticut) 06-0889923

ING USA Annuity and Life Insurance Company Insurer (Iowa) 41-0991508 NAIC 80942

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

Roaring River II, LLC Insurer (Missouri) 27-2278894 NAIC 14007

ING Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284)

ING Investment Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Australia Retirement Services Holding, LLC Non-Insurer (Delaware) 26-0037599

ILICA Inc. Non-Insurer (Connecticut) 06-1067464

ING International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

AII 1, LLC Non-Insurer (Connecticut) No tax id

6/30/13	AII 2, LLC Non-Insurer (Connecticut) No tax id

Page 3	AII 3, LLC Non-Insurer (Connecticut) No tax id

AII 4, LLC Non-Insurer (Connecticut) No tax id

ING Insurance Services, Inc. Non-Insurer (Connecticut) 06-1465377

Langhorne I, LLC Non-Insurer (Missouri) 46-1051195

Security Life Assignment Corp. Non-Insurer (Colorado) 84-1437826

Security Life of Denver Insurance Company Insurer (Colorado) 84-0499703 NAIC 68713

ING America Equities, Inc. Non-Insurer (Colorado) 84-1251388

Midwestern United Life Insurance Company Insurer (Indiana) 35-0838945 NAIC 66109

Whisperingwind III, LLC Insurer (South Carolina) 35-2282787 NAIC 12984

Roaring River III Holding, LLC Non-Insurer (Delaware) 45-4771241

Roaring River III, LLC Insurer (Missouri) 80-0795318 NAIC 14416

Security Life of Denver International Limited Insurer (Cayman Islands) 98-0138339

Lion Custom Investments LLC Non-Insurer (Delaware) 98-0138339

SLDI Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

6/30/13	Lion II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

IIPS of Florida, LLC Non-Insurer (Florida)

ING Financial Products Company, Inc. Non-Insurer (Delaware) 26-1956344

[1]	ING U.S., Inc. owned 71% by ING Insurance International B.V. and 29% by Third Party Shareholders.
[2]	ING Furman Selz Investments III LLC owned 95.81% by ING Investment Management Alternative Assets LLC and 4.19% owned by Third Party Sharreholder.
[3]	Pomona G. P. Holdings LLC owned 50% by ING Pomona Holdings LLC and 50% ownd by Third Party Shareholder.

Item 27. Number of Contract Owners

As of June 30, 2013, there were 262,012 qualified contract owners and 150,530 non-qualified contract owners in ING USA’s Separate Account B.

Item 28. Indemnification

ING USA Annuity and Life Insurance Company shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA Annuity and Life Insurance Company as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA Annuity and Life Insurance Company may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA Annuity and Life Insurance
Company in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA Annuity and Life Insurance Company or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING U.S., Inc.
maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING U.S., Inc. and any company in which ING U.S., Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING U.S.,
Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of
1933, and therefore may be unenforceable. In the event that a claim of such indemnification
(except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding)
is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company through its
Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life
Insurance Company of New York through its Separate Account NY-B. Also, Directed
Services LLC serves as investment advisor to ING Investors Trust and ING Partners,
Inc.

(b)	The following information is furnished with respect to the officers and directors of
Directed Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter

Chad Tope	909 Locust Street	President and Director
Des Moines, IA 50309
Patrick J. Kennedy	One Orange Way	Director
Windsor, CT 06095-4774
Shaun P. Mathews	One Orange Way	Executive Vice President
Windsor, Ct 06095-4774
Kimberly Anderson	6450 Rockside Woods	Senior Vice President
Boulevard South
Independence, OH 44131
Michael J. Roland	7337 E. Doubletree Ranch Road	Senior Vice President and Investment
	Scottsdale, AZ 85258	Advisory Chief Compliance Officer

Name	Principal Business Address	Positions and Offices with Underwriter

Stanley D. Vyner	230 Park Avenue	Senior Vice President
New York, NY 10169

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478

Regina Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774

Julius A. Drelick, III	7337 E. Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

Heather Hackett	230 Park Avenue	Vice President
New York, NY 10169

Jody H. Hrazanek	230 Park Avenue	Vice President
New York, NY 10169

Todd R. Modic	7337 E. Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Jason Rausch	230 Park Avenue	Vice President
New York, NY 10169

Stephen Sedmak	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

May Tong	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Paul L. Zemsky	230 Park Avenue	Vice President
New York, NY 10169

Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

Huey P. Falgout, Jr.	7337 E. Doubletree Ranch Road	Assistant Secretary
Scottsdale, AZ 85258

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

(c)	Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

2012 Net
Name of	Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commissions	on Redemption	Commissions	Compensation

Directed	$207,972,770.50	$0	$0	$0
Services LLC

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by the Depositor and located at 909 Locust Street, Des Moines, Iowa
50309; 1475 Dunwoody Drive, West Chester, Pennsylvania 19380; 5780 Powers Ferry Road,
NW, Atlanta, Georgia 30327-4390 and at One Orange Way, Windsor, Connecticut 06156-4774.

Item 31.	Management Services

None.

Item 32.	Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted;
(b)	to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional
Information; and
(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this form N-4 promptly upon written or oral request.

The Company hereby represents:

1.	The account meets the definition of a “separate account” under federal securities laws.

2.	That the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-
70600) and has duly caused this Post-Effective Amendment to be signed on its behalf in the
Town of Windsor, State of Connecticut, on the 17th day of July, 2013.

SEPARATE ACCOUNT B
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE
COMPANY
(Depositor)

By:	Michael S. Smith*
Michael S. Smith
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 32 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated

Signature	Title	Date

Michael S. Smith*	Director and President	)
Michael S. Smith	(principal executive officer))
)
Christina Hack*	Senior Vice President and Chief Financial Officer	)
Christina Hack	(principal financial officer))
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson	(principal account officer))
)
Mary (Maliz) E. Beams*	Executive Vice President and Director	) July
Mary (Maliz) E. Beams		) 17, 2013
)
Donald W. Britton*	Director	)
Donald W. Britton		)
)
Alain M. Karaoglan*	Director	)
Alain M. Karaoglan		)
)
Rodney O. Martin*	Director	)
Rodney O. Martin		)

Ewout Steenbergen*	Director	)
Ewout Steenbergen		)
By: /s/ Nicholas Morinigo
Nicholas Morinigo
*Attorney-in-Fact

*Executed by Nicholas Morinigo on behalf of those indicated pursuant to Power of Attorney

SEPARATE ACCOUNT B
EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel	_________
24(b)(10)	Consent of Independent Registered Public Accounting Firm	__________